Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (83,661)	$ (68,979)	$ (21,996)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,584	3,167	1,964
Finance (income) expense	1,112	45	(202)
Unrealized loss (gain) from hedging future transactions	(20)	(23)	313
Share-based compensation	16,987	11,171	4,800
Gain on sale of equipment	(142)	0	0
Provision for accrued interest on Credit Facility	0	(53)	2
Changes in operating assets and liabilities:
Change in operating lease right-of-use assets and liabilities, net	5,744	0	0
Increase in accounts receivable, net	(6,882)	(5,132)	(6,620)
Increase in deferred contract costs	(459)	(6,127)	(5,211)
(Increase) decrease in other current assets	1,342	(5,556)	(249)
(Increase) decrease in other non-current assets	372	(412)	(272)
Increase (decrease) in accounts payable	(4,284)	6,631	1,295
Increase in deferred revenue	15,055	24,384	12,895
Decrease in deferred rent	0	(410)	(443)
Increase (decrease) in other non-current liabilities	(1,497)	475	327
Increase (decrease) in other liabilities and accrued expenses	(316)	13,194	9,637
Net cash used in operating activities	(46,065)	(27,625)	(3,760)
Cash flows from investing activities:
Purchase of property and equipment, net	(28,257)	(2,311)	(748)
Capitalized internal-use software costs	(2,919)	(502)	(387)
(Increase) decrease in restricted deposits	1,660	(10,020)	(72)
(Increase) decrease in short-term investments	0	30,000	(29,553)
Payment for business combinations, net of cash acquired	(3,787)	(9,507)	0
Cash received in relation to business combinations	294	0	0
Purchase of intangible assets	0	(300)	0
Net cash (used in) provided by investing activities	(33,009)	7,360	(30,760)
Cash flows from financing activities:
Proceeds from PPP Loan	0	0	1,759
Repayment of PPP Loan	0	0	(1,759)
Proceeds from exercise of stock options	2,034	1,222	1,442
Proceeds from employee share purchase plan	2,083	0	0
Borrowings under Credit Facility	25,000	30,000	10,000
Repayment of Credit Facility	0	(56,800)	0
Repayment of borrowings assumed in business combinations	0	(112)	0
Proceeds from issuance of Preferred C Shares, net	0	0	39,785
Proceeds from initial public offering, net of underwriting fees, commissions and other issuance costs	0	150,936	0
Net cash provided by financing activities	29,117	125,246	51,227
Effect of exchange rates on cash and cash equivalents	(1,112)	(45)	202
Net increase (decrease) in cash and cash equivalents	(51,069)	104,936	16,909
Cash and cash equivalents, beginning of period	77,810	128,879	23,943
Cash and cash equivalents, end of period	128,879	23,943	7,034
Supplemental disclosure of cash flow information:
Interest paid (received), net	(18)	531	1,148
Taxes paid	485	468	190
Supplemental disclosure of non-cash financing activities:
Initial public offering costs incurred during the period included in accounts payable and accrued expenses	(121)	270	124
Additions to operating lease right-of-use assets and liabilities	9,485	0	0
Deferred costs of property and equipment incurred during the period included in accounts payable	116	0	$ 0
Schedule A : Business combinations
Working capital deficit, net (excluding cash and cash equivalents)	(657)	(8,865)
Cash refund to be received resulting from adjustment to working capital	193	0
Property, plant and equipment	43	13
Goodwill and other intangible assets	4,361	20,374
Deferred taxes, net	(153)	(2,015)
Total	$ 3,787	$ 9,507